Interim Condensed Statement of Changes in Consolidated Shareholders' Equity - EUR (€) € in Thousands	Total	Share capital [Member]	Share premium [Member]	Reserve [Member]	Profit (loss) [Member]
Beginning balance at Dec. 31, 2017	€ 129,923	€ 2,499	€ 406,709	€ (131,592)	€ (147,693)
Beginning balance, shares at Dec. 31, 2017		24,990,822
Net (loss)	(72,074)				(72,074)
Foreign exchange translation	(1,566)			(1,566)
Profit (loss) directly recognized in shareholders' equity	72			72
Total comprehensive (loss)	(73,568)			(1,494)	(72,074)
Allocation of prior (loss)				(147,693)	147,693
Increase in capital	132,323	€ 502	131,821
Increase in capital, shares		5,015,530
Treasury shares	(650)			(650)
Issue of share warrants	138		138
Share-based payments	16,758			16,758
Ending balance at Jun. 30, 2018	204,924	€ 3,001	538,668	(264,671)	(72,074)
Ending balance, shares at Jun. 30, 2018		30,006,352
Beginning balance at Dec. 31, 2017	129,923	€ 2,499	406,709	(131,592)	(147,693)
Beginning balance, shares at Dec. 31, 2017		24,990,822
Net (loss)	(166,076)				(166,076)
Foreign exchange translation	(683)			(683)
Profit (loss) directly recognized in shareholders' equity	19			19
Total comprehensive (loss)	(166,740)			(665)	(166,076)
Allocation of prior (loss)				(147,693)	147,693
Increase in capital	132,936	€ 517	132,419
Increase in capital, shares		5,166,955
Treasury shares	(900)			(900)
Issue of share warrants	164		164
Share-based payments	25,904			25,904
Ending balance at Dec. 31, 2018	121,286	€ 3,016	539,292	(254,946)	(166,076)
Ending balance, shares at Dec. 31, 2018		30,157,777
Net (loss)	(79,810)				(79,810)
Foreign exchange translation	8			8
Profit (loss) directly recognized in shareholders' equity	150			150
Total comprehensive (loss)	(79,652)			158	(79,810)
Allocation of prior (loss)				(166,076)	166,076
Increase in capital	66,531	€ 600	65,931
Increase in capital, shares		6,000,000
Treasury shares	122			122
Share-based payments	8,040			8,040
Ending balance at Jun. 30, 2019	€ 116,327	€ 3,616	€ 605,223	€ (412,702)	€ (79,810)
Ending balance, shares at Jun. 30, 2019	36,157,777	36,157,777